SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2022
Accounting Judgements And Estimates [Abstract]
SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS	SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS
The preparation of financial statements requires management to make estimates and judgements that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenditure during the reported period. The estimates and associated judgements are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.
The estimates and underlying judgements are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision only affects that period, or in the period the revision and future periods if the revision affects both current and future periods.
Judgements and Estimates
Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements is included in the following notes:
Impairment of goodwill
The Group reviews goodwill for impairment at least once a year, and when circumstances indicates that the carrying value may be impaired. This requires management to make an estimate of the projected future cash flows from the continuing use of the cash-generating unit (or a group of cash-generating units) to which the goodwill is allocated and also to choose a suitable discount rate for those cash flows.
Impairment is determined for goodwill by assessing the recoverable amount of each cash-generating unit (or group of cash-generating units) to which the goodwill relates. When the recoverable amount of the cash-generating unit is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.
The recoverable amount of the cash-generating units was determined based on value-in- use calculations which require the use of assumptions (see Impairment of assets other than goodwill section below). The calculations use cash flow projections based on financial forecasts extrapolated for a future growth using the estimated growth rates.
Impairment of assets other than goodwill
The Group has been considering each hotel to be a separate cash-generating unit as each hotel generates its own revenue, incurs expenses, but also uses certain synergies which allow cross-selling different products to guests and customers (e.g., accommodation + food and beverage + coworking spaces). When looking at a cash generating unit, the Group considers there to be two main key performance indicators (KPIs) to measure impairment against: occupancy and profitability. Where hotels do have qualitative or quantitative indicators of impairment, such as changes in political, technological, market, economic or legal environment, physical condition of assets, brand reputation or operational and financial performance, a discounted cash flow model is prepared.
Determining whether assets are impaired requires an estimate of the value in use. The value-in-use calculation involves an estimate of the future cash flows and the selection of appropriate discount rates to calculate present values. Future cash flows are estimated using forecasts, extrapolated for a future growth rate. The estimated growth rates are based on external sources and studies. Changes in the estimated growth rates could result in variations to the carrying value of the properties.
Value of all assets allocated to this cash generating unit, such as property, plant and equipment, right of use assets, and capitalized interest, is compared against the value-in- use deriving from the discounted cash flow model. The discount rates used in the model shall be a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the future cash flow estimates have not been adjusted. According to IAS36 the used discount rate should be calculated based on pre-tax rates. Yet, the practical approach is to use after-tax rates (and net cash flows) due to the fact that the comparable asset rates reflect the local tax rates.
Therefore, in order to calculate the appropriate rate, judgement is required.
For this purpose, lease payments are treated as financial outflows as they relate to repaying lease liabilities. If value-in-use is lower than value of assets allocated to the cash generating unit, an impairment charge is recognized.
Incremental borrowing rate applied to right-of-use assets
Determining the incremental borrowing rate applied in calculating lease liabilities under IFRS 16 requires the use of certain methodologies and assumptions. When determining the rate, management assesses various factors including the lease term, nature of the asset and the level of security for the right of use asset.
Fair value of net assets acquired as part of a business combination
Management uses valuation techniques when determining the fair values of certain assets and liabilities acquired in a business combination, including deferred and contingent considerations as part of the transactions. In particular, the fair value of separable intangible assets other than goodwill is dependent on many variables including the future profitability of the acquiree’s trade. For the deferred consideration and contingent consideration, the fair value is estimated by calculating the present value of the future expected cash flows. The estimates are based on a discount rate and assumed probability scenarios.
Provisions and contingent liabilities
Judgement is used to determine whether a potential liability is probable, possible and reliably measurable, particularly when the outcome is uncertain.
Legal claims
In estimating the likelihood of outcome of legal claims filed against the Company and its investees, the companies rely on the opinion of their legal counsel. These estimates are based on the legal counsel's best professional judgment, taking into account the stage of proceedings and legal precedents in respect of the different issues. Since the outcome of the claims will be determined in courts, the results could differ from these estimates.
Deferred tax assets
Deferred tax assets are recognized for unused carryforward tax losses and deductible temporary differences to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the timing and level of future taxable profits, its source and the tax planning strategy. Due to its history of operating losses, the Company records an allowance on its net deferred tax assets.
Uncertain tax positions
Provisions for uncertain tax positions are based on interpretations of complex tax laws and determination of arm’s length pricing for certain intercompany transactions. The assumptions underlying the provisions for uncertain tax positions include the potential tax exposure resulting from management’s interpretations and the determination of the likelihood that the uncertain tax position will be upheld upon regulatory examination.
Significant judgment is required in evaluating uncertain tax positions. No assurance can be given that the final tax outcome of uncertain tax positions will not be different from that which is reflected in the consolidated financial statements. Provisions are adjusted in light of changing facts and circumstances, such as the closing of a tax audit or the refinement of an estimate, or upon lapse of statute of limitations.
Term Loan and Convertible Loan Instrument (CLN 2020)
The Term Loan and the Convertible notes which contain both a note liability component and embedded derivatives have to be separated into different components. The Convertible notes also include warrants that gave each noteholder the right to acquire its pro-rata portion of an allocation of ordinary shares. This separation requires significant judgement for both instruments, as first the Group needs to determine the fair value of the derivatives and then the value of the note liability component for each financial instrument, the Term Loan and the Convertible notes. For conversion and redemption components, the fair value is determined as the difference between the fair value of the convertible note and equivalent non-convertible liability.
The Group allocates the principal amount of its convertible notes to the conversion, redemption and warrant features and the warrant instrument, both are classified as financial liabilities and are recognized and subsequently measured at fair value. The note liability instrument is initially recognized at fair value, and subsequently measured at amortized cost.
Determining the fair value of the derivative financial liabilities within the Term Loan and the convertible note also required significant judgement and estimates. The Group applied a Discounted Cash Flow (DCF) model to determine the fair value of Selina's market capitalization. This form of valuation requires management to make certain assumptions about the model inputs, including forecast cash flows, the discount rate, credit risk and volatility. The probabilities of the various estimates within the range can be reasonably assessed and are used in management's estimate of fair value for these investments in unquoted shares. Fair value of the Term Loan and the Convertible note, including the embedded derivatives was based on a combination of probability analysis and Monte Carlo simulation, based on Management's estimations. This method included evaluation of many possible value outcomes asset.
Convertible Loan Investment (CLN 2022)

The Convertible Loan Investment (CLN 2022) contains the following instruments (together, the "CLN 2022 Package"):

-the Note liability component and the Conversion Rights. The Conversion Rights are classified as embedded derivatives;
-units of 2022 Convertible Note Warrants (the "CLN 2022 Warrants"). These warrants are identical to the publicly traded warrants (see "Public Warrants and Private Placement Warrants" section below) in all respects other than the fact that (i) they are not redeemable, (ii) they can be net-exercised on a cashless basis, and (iii) they are not publicly traded;
-and in addition, Bet on America LLC, BOA's sponsor, units (the "CLN 2022 Sponsor shares").

The entire CLN 2022 instrument was designated at fair value through profit or loss. The note liability component and the Conversion Rights, both are classified as financial liabilities and are recognized and subsequently measured at fair value. The warrant features and the warrant instrument are classified as financial liabilities and are recognized and subsequently measured at fair value. The CLN 2022 Sponsor shares were treated economically the same as the issuance of equity instruments and initially recognized at fair value without any further subsequent valuation as an equity component.

Determining the fair value of the derivative financial liabilities within the CLN 2022 package also required significant judgement and estimates. In estimating the value of the Convertible Notes within the CLN 2022 package, the Group used a combination of probability analysis and Monte Carlo simulation. Probabilities were used to arrive at the weighted value of the results from the Monte Carlo simulation, which is used to forecast future ordinary share values, and its impact on the Convertible Notes. Monte Carlo simulation is a method by which many possible value outcomes are evaluated to establish the expected value of an asset. In estimating the value of the CLN 2022 Warrants and the CLN 2022 Sponsor Shares, the Group relied on the opening prices of the publicly traded warrants and the Company’s ordinary shares at the valuation date as they represent either the indirect or direct indication of respective values.

Public Warrants and Private Placement Warrants

The Company evaluated the Public Warrants and the Private Placement Warrants (the “Warrants”) and concluded that since the Company will issue a variable number of Selina ordinary shares, the warrants do not meet the fixed amount for a fixed number of shares definition, therefore, the Public Warrants and the Private Placement Warrants should be classified as a financial liability. As the Warrants meet the definition of a derivative, the Warrants were measured at fair value at inception based on their quoted trading price, and each one of them are measured at fair value on every cut-off date, all changes in fair value will be recorded in the statement of profit or loss.
Lease extension and/or termination options
In evaluating whether it is reasonably certain that the Group will exercise an option to extend a lease or not exercise an option to terminate a lease, the Group considers all relevant facts and circumstances that create an economic incentive for the Group to exercise the option to extend or not exercise the option to terminate such as: significant amounts invested in leasehold improvements, the significance of the underlying asset to the Group's operation and whether it is a specialized asset, the Group's past experience with similar leases, etc.
After the commencement date, the Group reassesses the term of the lease upon the occurrence of a significant event or a significant change in circumstances that affects whether the Group is reasonably certain to exercise an option to extend or not exercise an option to terminate previously included in the determination of the lease term, such as significant leasehold improvements that had not been anticipated on the lease commencement date, sublease of the underlying asset for a period that exceeds the end of the previously determined lease period, etc.
Share-based payments
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield and making assumptions about them. For cash-settled share-based payment transactions, the liability needs to be remeasured at the end of each reporting period up to the date of settlement, with any changes in fair value recognized in profit or loss.
This requires a reassessment of the estimates used at the end of each reporting period. For the measurement of the fair value of equity-settled transactions with employees and advisors at the grant date, the Group uses a Black and Scholes pricing model. The assumptions used for estimating fair value for share-based payment transactions are disclosed in Note 28.